UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Floating Rate Fund
	Principal Amount ($)	Value ($)
Loan Participations and Assignments 89.3%
Senior Loans **
Consumer Discretionary 28.0%
99 Cents Only Stores, Term Loan B, 7.0%, 1/11/2019	3,551,259	3,586,132
AMC Entertainment, Inc., Term Loan B3, 4.25, 2/22/2018	3,000,000	2,973,195
Atlantic Broadband Finance LLC, Term Loan B, 4.0%, 3/8/2016	3,029,020	3,028,399
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	3,491,250	3,510,888
Avis Budget Car Rental LLC, Term Loan, 6.25%, 9/21/2018	997,500	1,010,218
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/2017	22,387,500	22,415,484
Bombardier Recreational Products, Inc., Term Loan, 2.76%, 6/28/2013	27,742,732	27,552,000
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015	67,108	30,031
Burger King Corp., Term Loan B, 4.5%, 10/19/2016	9,547,306	9,539,430
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/2017	12,780,807	12,813,398
Caesars Entertainment Operating Co., Term Loan B1, 3.244%, 1/28/2015	14,000,000	13,152,160
Capital Automotive LP, Term Loan B, 5.0%, 3/10/2017	21,593,871	21,442,714
Carmike Cinemas, Inc., Term Loan B, 5.5%, 1/27/2016	5,090,162	5,110,726
Cenveo Corp., Term Loan B, 6.25%, 12/21/2016	7,298,947	7,289,824
Cequel Communications LLC, Term Loan B, 4.0%, 2/11/2019	2,500,000	2,479,400
Charter Communications Operating LLC, Replacement Term Loan, 2.244%, 3/6/2014	19,520	19,447
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017	3,980,000	4,000,159
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	3,644,273	3,627,199
Claire's Stores, Inc., Term Loan B, 2.994%, 5/29/2014	2,861,037	2,720,875
Clear Channel Communications, Inc., Term Loan B, 3.894%, 1/28/2016	17,348,870	14,310,909
Collective Brands Finance, Inc., Term Loan A, 2.996%, 8/18/2014	697,019	694,405
Crown Media Holdings, Inc., Term Loan B, 5.75%, 7/14/2018	6,965,000	6,991,119
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019	2,500,000	2,514,062
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/2018	21,000,000	21,091,875
DineEquity, Inc., Term Loan B, 4.25%, 10/19/2017	3,361,742	3,362,784
Entercom Radio LLC, Term Loan B, 6.25%, 11/23/2018	492,000	494,922
Golden Nugget, Inc.:
Term Delay Draw, 3.25%, 6/30/2014	730,800	691,293
Term Loan B, 3.25%, 6/30/2014	1,271,921	1,203,161
Gray Television, Inc., Term Loan B, 3.77%, 12/31/2014	6,883,804	6,828,940
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	20,294,975	19,172,156
Harbor Freight Tools U.S.A., Inc., First Lien Term Loan, 6.5%, 12/22/2017	12,935,000	13,067,002
Harron Communications Corp., Term Loan B, 5.25%, 10/6/2017	7,835,743	7,801,501
Hillman Companies, Inc., Term Loan B, 5.0%, 5/27/2016	1,994,943	1,988,708
Hubbard Radio LLC:
Term Loan B, 5.25%, 4/28/2017	7,118,302	7,153,894
Second Lien Term Loan, 8.75%, 4/30/2018	4,000,000	4,090,000
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	995,000	993,751
Isle Capri Casinos, Inc., Term Loan B, 4.75%, 11/1/2013	2,930,226	2,935,178
J Crew Group, Inc., Term Loan B, 4.75%, 3/7/2018	17,812,500	17,487,600
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/2018	24,812,500	24,598,864
Kalispel Tribal Economic Authority, Term Loan B, 7.5%, 2/22/2017	9,165,342	8,707,075
Kasima LLC, Term Loan B, 5.0%, 3/31/2017	6,451,250	6,467,378
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	5,581,527	5,602,458
Live Nation Entertainment, Inc., Term Loan B, 4.5%, 11/7/2016	3,969,697	3,979,621
Local TV Finance LLC, Term Loan B2, 4.25%, 5/7/2015	1,355,058	1,351,670
LodgeNet Entertainment Corp., Term Loan, 6.5%, 4/4/2014	4,961,353	4,744,294
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019	3,000,000	3,017,250
Mediacom Broadband LLC, Term Loan F, 4.5%, 10/23/2017	4,925,000	4,918,844
Mediacom LLC, Term Loan E, 4.5%, 10/23/2017	4,949,749	4,922,500
Merrill Communications LLC:
Term Loan, 7.5%, 12/24/2012	2,860,547	2,653,172
Second Lien Term Loan, 13.75%, 11/15/2013	9,480,003	6,967,802
Michaels Stores, Inc., Term Loan B2, 5.125%, 7/29/2016	3,240,158	3,230,437
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/1/2016	4,500,000	4,410,000
National Bedding Co., LLC, Second Lien Term Loan, 5.25%, 2/28/2014	15,559,074	15,398,660
Nebraska Book Co., Inc., Debtor in Possession Term Loan B, 8.75%, 7/27/2012	2,000,000	1,994,380
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018	21,000,000	20,880,615
Network Communications, Inc., Term Loan, 5.5%, 11/29/2013	784,485	545,217
Oceania Cruises, Inc., Term Loan B, 5.375%, 4/27/2015	16,628,690	15,589,397
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	6,974,302	6,869,688
OSI Restaurant Partners LLC:
Term Loan B, 2.563%, 6/14/2014	14,451,827	14,152,385
Term Loan, 2.794%, 6/14/2013	1,408,927	1,379,734
Petco Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017	12,710,303	12,688,187
Postmedia Network, Inc., Term Loan C, 6.25%, 7/13/2016	2,304,322	2,297,986
Quad/Graphics, Inc., Term Loan B, 4.0%, 7/26/2018	3,990,000	3,975,037
Raycom TV Broadcasting, Inc., Term Loan B, 4.5%, 5/31/2017	4,975,000	4,902,464
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	7,425,000	7,415,719
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	2,515,625	2,503,047
San Juan Cable Holdings LLC:
Term Loan B, 6.0%, 6/9/2017	5,179,000	5,084,069
Second Lien Term Loan, 10.0%, 6/8/2018	1,000,000	973,745
Springs Windows Fashions LLC:
Term Loan B, 6.0%, 5/31/2017	5,850,000	5,747,625
Second Lien Term Loan, 11.25%, 5/27/2018	1,000,000	983,750
SRAM LLC, Term Loan B, 4.75%, 6/7/2018	1,932,190	1,927,360
SuperMedia, Inc., Term Loan, 11.0%, 12/31/2015	309,424	160,031
Tenneco, Inc., Term Loan B, 4.689%, 6/3/2016	1,477,500	1,480,086
Toys "R" Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	16,659,150	16,733,200
Travelport LLC:
Term Loan S, 5.079%, 8/21/2015	697,648	597,689
Term Delay Draw, 5.081%, 8/21/2015	3,601,819	3,085,751
Term Loan B, 5.081%, 8/21/2015	2,893,832	2,479,204
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *	987,500	646,403
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	990,000	996,187
Univision Communications, Inc., Term Loan, 4.494%, 3/31/2017	22,966,492	21,397,421
UPC Financing Partnership:
Term Loan X, 3.768%, 12/29/2017	3,000,000	2,958,750
Term Loan, 4.75%, 12/29/2017	2,000,000	2,003,250
Visant Holding Corp., Term Loan B, 5.25%, 12/22/2016	22,147,156	21,385,848
Westwood One, Inc., Term Loan, 8.0%, 10/21/2016	5,000,000	4,662,500

		568,641,689
Consumer Staples 7.5%
American Seafoods Group LLC, Term Loan B, 4.25%, 3/8/2018	5,370,918	5,212,019
B&G Foods, Inc., Term Loan B, 4.5%, 11/30/2018	1,000,000	1,005,750
Bellisio Foods, Inc., Term Loan, 7.5%, 12/30/2017	1,000,000	980,000
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018	10,447,500	10,284,937
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	12,917,517	12,703,539
Focus Brands, Inc.:
Term Loan B, 6.25%, 2/21/2018	2,500,000	2,514,062
Second Lien Term Loan, 10.25%, 8/22/2018	1,500,000	1,492,500
Great Atlantic & Pacific Tea Co., Debtor in Possession Term Loan, 8.75%, 6/15/2012	3,000,000	3,011,250
JBS U.S.A. Holdings, Inc., Term Loan, 4.25%, 5/25/2018	3,482,500	3,486,853
NBTY, Inc., Term Loan B, 4.25%, 10/2/2017	9,471,342	9,491,563
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	17,794,799	17,839,286
Pinnacle Foods Finance LLC:
Term Loan B, 2.765%, 4/2/2014	1,708,842	1,703,340
Term Loan D, 6.0%, 4/2/2014	354,052	357,249
Prestige Brands, Inc., Term Loan, 5.25%, 1/31/2019	1,250,000	1,258,075
Roundy's Supermarkets, Inc., Term Loan B, 6.25%, 2/8/2019	4,500,000	4,516,155
Smart & Final Stores Corp., Term Loan B2, 5.239%, 5/31/2016	3,885,077	3,855,939
SUPERVALU, Inc., Term Loan B3, 4.5%, 4/28/2018	15,880,000	15,921,209
U.S. Foodservice, Inc.:
Term Loan B, 2.74%, 7/3/2014	19,182,369	18,585,318
Term Loan B, 5.75%, 3/31/2017	496,250	493,846
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	4,875,000	4,942,031
Term Loan B, 10.5%, 9/16/2016	3,459,962	3,493,126
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 2/16/2017	15,434,407	14,894,203
Wm. Bolthouse Farms, Inc.:
First Lien Term Loan, 5.5%, 2/11/2016	870,493	873,622
Second Lien Term Loan, 9.5%, 8/11/2016	12,010,000	12,049,453

		150,965,325
Energy 4.3%
CCS Corp., Term Loan B, 3.244%, 11/14/2014	21,721,547	21,092,491
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	16,161,416	16,095,235
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	12,113,150	12,032,779
Sheridan Production Partners I LLC:
Term Loan, 6.5%, 4/20/2017	10,589,405	10,624,720
Term Loan 1-A, 6.5%, 4/20/2017	1,403,183	1,407,863
Term Loan 1-M, 6.5%, 4/20/2017	857,072	859,931
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	24,414,587	24,689,251

		86,802,270
Financials 7.8%
AmWINS Group, Inc., First Lien Term Loan, 4.83%, 6/8/2013	2,895,410	2,851,979
Asurion LLC:
First Lien Term Loan, 5.5%, 5/24/2018	13,788,438	13,775,890
Second Lien Term Loan, 9.0%, 5/24/2019	9,600,000	9,796,464
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016	3,274,468	3,278,561
BNY ConvergEx Group LLC:
Term Loan, 5.0%, 12/19/2016	6,971,307	6,872,523
Second Lien Term Loan, 8.75%, 12/18/2017	2,000,000	1,986,670
Brand Energy & Infrastructure Services, Inc.:
Letter of Credit, 3.0%, 2/7/2014	1,709,849	1,544,567
Term Loan B2, 3.75%, 2/7/2014	4,785,407	4,442,461
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/2016	8,823,700	8,896,496
Delos Aircraft, Inc., Term Loan B2, 7.0%, 3/17/2016	846,154	850,685
Evergreen Tank Solutions, Inc., Second Lien Term Loan, 4.313%, 4/4/2014	6,582,898	6,303,125
International Lease Finance Corp., Term Loan B1, 6.75%, 3/17/2015	6,153,846	6,187,200
Istar Financial, Inc.:
Term Loan A1, 5.0%, 6/28/2013	2,346,635	2,342,400
Term Loan A2, 7.0%, 6/30/2014	18,500,000	18,431,365
LNR Property Corp., Term Loan B, 4.75%, 4/29/2016	10,000,000	10,018,750
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017	388,826	387,691
N.E.W. Holdings I LLC, Term Loan, 6.0%, 3/23/2016	9,256,397	8,845,644
NDS Finance Ltd., Term Loan B, 4.0%, 3/12/2018	10,042,624	9,967,305
Nuveen Investments, Inc.:
First Lien Term Loan, 3.329%, 11/13/2014	5,368,741	5,355,319
Term Loan, 5.829%, 5/12/2017	13,454,607	13,463,016
Springleaf Financial Funding Co., Term Loan, 5.5%, 5/10/2017	22,000,000	20,145,730
YB (U.S.A.) LLC, Term Loan B1, 3.994%, 7/31/2014	5,321,592	1,733,322

		157,477,163
Health Care 5.3%
Alkermes, Inc., Term Loan B, 6.75%, 9/15/2017	5,500,000	5,589,375
AMN Healthcare, Inc., Term Loan B, 7.25%, 6/23/2015	3,873,818	3,728,549
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	23,794,737	23,699,558
Bausch & Lomb, Inc.:
Term Delayed Draw, 3.494%, 4/24/2015	1,766,881	1,765,406
Term Loan, 3.829%, 4/24/2015	7,241,414	7,235,368
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	21,831,787	20,829,817
Community Health Systems, Inc., Term Loan B, 3.989%, 1/25/2017	3,917,459	3,880,126
DaVita, Inc., Term Loan B, 4.5%, 10/20/2016	3,465,000	3,483,746
Drumm Investors LLC, Term Loan, 5.0%, 5/4/2018	13,430,887	12,692,189
Education Management LLC, Term Loan C2, 4.625%, 6/1/2016	14,695,098	13,820,299
Emdeon, Inc., Term Loan B, 6.75%, 11/2/2018	1,500,000	1,521,833
Grifols, Inc., Term Loan B, 4.5%, 2/13/2018	2,985,000	2,989,552
IMS Health, Inc., Term Loan B, 4.5%, 8/25/2017	2,456,285	2,464,808
Sun Healthcare Group, Inc., Term Loan B, 8.75%, 10/15/2016	722,222	644,583
Surgical Care Affiliates, Inc., Term Loan B, 4.579%, 12/29/2017	2,969,495	2,783,901
Valeant Pharmaceuticals International, Term Loan B, 3.75%, 2/8/2019	1,250,000	1,248,831

		108,377,941
Industrials 13.6%
Acosta, Inc., Term Loan B, 4.75%, 3/1/2018	9,925,000	9,887,781
Advantage Sales & Marketing, Inc.:
Term Loan B, 5.25%, 12/18/2017	4,455,000	4,448,050
Second Lien Term Loan, 9.25%, 6/18/2018	15,710,000	15,621,710
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	4,955,786	4,928,926
Alliance Laundry Systems LLC, Term Loan B, 6.25%, 9/30/2016	1,705,263	1,708,819
API Technologies Corp., Term Loan B, 7.75%, 6/27/2016	4,960,294	4,687,478
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	8,667,794	8,615,441
Buffalo Gulf Coast Terminals LLC, Term Loan B, 7.5%, 10/31/2017	997,500	999,994
CEVA Group PLC:
Letter of Credit, 3.579%, 11/4/2013	762,285	746,087
Term Loan B, 5.551%, 8/31/2016	9,910,863	9,248,124
Letter of Credit, 5.579%, 8/31/2016	1,774,152	1,655,515
ClientLogic Corp., Term Loan, 7.331%, 1/30/2017	16,325,797	15,781,658
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2014*	2,926,729	1,179,837
Letter of Credit, LIBOR plus 5.75%, 4/20/2014*	630,479	254,162
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	24,668,390	23,434,971
CPI International, Inc., Term Loan B, 5.0%, 2/9/2017	4,062,970	4,052,812
Delta Air Lines, Inc.:
Term Loan B, 4.25%, 3/7/2016	4,962,500	4,807,422
Term Loan B, 5.5%, 4/20/2017	6,965,000	6,836,844
DigitalGlobe, Inc., Term Loan B, 5.75%, 10/7/2018	4,500,000	4,384,687
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	7,384,349	7,385,494
Generac Power Systems, Term Loan B, 3.75%, 2/6/2019	2,000,000	2,000,350
Goodman Global, Inc.:
First Lien Term Loan, 5.75%, 10/28/2016	11,416,662	11,516,558
Second Lien Term Loan, 9.0%, 10/30/2017	3,818,182	3,892,178
Interactive Data Corp., Term Loan B, 4.5%, 2/12/2018	14,887,500	14,900,527
KAR Auction Services, Inc., Term Loan B, 5.0%, 5/19/2017	997,494	998,616
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	10,398,081	10,359,088
Second Lien Term Loan, 10.5%, 12/20/2016	7,000,000	6,906,655
NEP II, Inc., Term Loan B2, 3.494%, 2/16/2017	3,000,000	2,922,495
Orbitz Worldwide, Inc., Term Loan, 3.244%, 7/25/2014	14,533,457	13,697,783
Ozburn-Hessey Holding Co., LLC, Term Loan B, 8.25%, 4/8/2016	655,057	579,070

Sophia LP, Term Loan B, 6.25%, 7/19/2018	3,000,000	3,039,375
Swift Transportation Co., Inc., Term Loan B, 6.0%, 12/21/2016	14,039,368	14,080,292
Synagro Technologies, Inc., Term Loan B, 2.26%, 4/2/2014	9,936,900	8,986,684
U.S. Airways Group, Inc., Term Loan, 2.744%, 3/21/2014	21,250,000	19,648,706
U.S. Security Holdings, Inc.:
Term Dalay Draw, 6.0%, 7/28/2017	326,000	326,000
Term Loan, 6.0%, 7/28/2017	1,669,815	1,673,990
United Airlines, Inc., Term Loan B, 2.25%, 2/3/2014	14,605,832	14,255,292
Waste Industries U.S.A., Inc., Term Loan B, 4.75%, 3/17/2017	7,935,025	7,935,025
West Corp.:
Term Loan B5, 4.494%, 7/15/2016	6,933,438	6,958,710
Term Loan B4, 4.779%, 7/15/2016	986,168	989,763

		276,332,969
Information Technology 10.5%
Allen Systems Group, Inc., Term Loan B, 6.5%, 11/20/2015	2,831,448	2,829,084
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016	17,132,760	17,173,536
Attachmate Corp.:
Term Loan B, 6.5%, 4/27/2017	17,503,438	17,359,034
Second Lien Term Loan, 9.5%, 5/19/2017	1,000,000	998,330
Avaya, Inc.:
Term Loan B1, 3.241%, 10/24/2014	6,551,507	6,433,219
Term Loan B3, 4.991%, 10/26/2017	18,120,929	17,624,597
AVG Technologies NV, Term Loan, 7.5%, 3/15/2016	3,000,000	2,913,750
CommScope, Inc., Term Loan B, 5.0%, 1/14/2018	9,925,000	9,950,557
DG FastChannel, Inc., Term Loan B, 5.75%, 7/26/2018	6,965,000	6,843,113
Eastman Kodak Co., Debtor in Possession, Term Loan B, 8.5%, 7/20/2013	2,000,000	2,032,500
First Data Corp.:
Term Loan B1, 2.995%, 9/24/2014	395,591	379,199
Term Loan B2, 2.995%, 9/24/2014	3,538,003	3,391,406
Term Loan B3, 2.995%, 9/24/2014	172,113	164,982
Term Loan B, 4.245%, 3/23/2018	21,121,072	19,028,713
Freescale Semiconductor, Inc., Term Loan B, 4.518%, 12/1/2016	23,423,397	22,900,118
Global Cash Access LLC, Term Loan B, 7.0%, 3/1/2016	1,571,429	1,573,786
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017	8,903,408	8,905,634
Microsemi Corp., Term Loan, 4.0%, 2/2/2018	3,990,000	3,995,985
Moneygram International, Inc, Term Loan B1, 4.5%, 11/17/2017	997,500	995,006
NeuStar, Inc., Term Loan B, 5.0%, 11/8/2018	2,980,000	2,996,137
NPC International, Inc., Term Loan B, 6.75%, 12/28/2018	3,000,000	3,028,605
NXP BV:
Term Loan A1, 4.5%, 3/3/2017	10,429,956	10,260,469
Term Loan A2, 5.5%, 3/3/2017	2,493,750	2,485,957
NXP Semiconductors Netherlands BV, Term Loan, 5.25%, 2/15/2019	5,000,000	4,925,000
Openlink International Intermediate, Inc., Term Loan, 7.75%, 10/30/2017	2,500,000	2,509,375
Pegasus Solutions, Inc., Term Loan B, 7.75%, 4/17/2013	3,588,603	3,515,342
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	10,593,344	10,566,860
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.75%, 5/9/2017	2,977,500	2,982,711
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,478,125
SI Organization, Inc., Term Loan B, 4.5%, 11/22/2016	2,473,734	2,395,391
SkillSoft Corp.:
Term Loan B, 6.5%, 5/26/2017	4,539,818	4,546,628
Term Loan C, 6.5%, 5/26/2017	997,500	998,996
Spansion LLC, Term Loan, 4.75%, 2/9/2015	3,316,574	3,315,181
SunGard Data Systems, Inc.:
Term Loan A, 2.007%, 2/28/2014	25,498	25,513
Term Loan B, 4.03%, 2/26/2016	1,346,275	1,347,675
SymphonyIRI Group, Inc., Term Loan B, 5.0%, 12/1/2017	6,969,988	6,969,988

		211,840,502
Materials 7.2%
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	4,802,071	4,494,234
AZ Chem U.S., Inc., Term Loan, 7.25%, 12/22/2017	3,000,000	3,035,430
Berry Plastics Corp., Term Loan C, 2.246%, 4/3/2015	2,968,831	2,896,941
Chemtura, Term Loan B, 5.5%, 8/27/2016	3,315,000	3,336,415
Earthbound Holdings III LLC, Term Loan, 5.5%, 12/21/2016	8,849,890	8,831,438
Exopack LLC, Term Loan, 6.5%, 5/31/2017	15,422,500	15,430,211
Fairmount Minerals Ltd., Term Loan B, 5.25%, 3/15/2017	10,320,000	10,371,600
Graphic Packaging International, Inc., Term Loan C, 3.015%, 5/16/2014	492,284	492,643
Houghton International, Inc., Term Loan B, 6.75%, 1/29/2016	992,468	997,430
Ineos U.S. Finance LLC, Term Loan C2, 8.001%, 12/16/2014	166,724	173,420
JMC Steel Group, Inc., Term Loan, 4.75%, 4/3/2017	2,977,500	2,976,577
Momentive Performance Materials U.S.A., Inc., Term Loan B, 3.75%, 5/5/2015	16,292,286	15,912,187
Momentive Specialty Chemicals, Inc.:
Term Loan C1, 2.875%, 5/6/2013	966,753	957,086
Term Loan C2, 2.875%, 5/6/2013	435,780	431,423
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	14,192,750	14,044,862
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/24/2019	3,000,000	3,008,445
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	9,118,644	9,118,644
Pelican Products, Inc., Term Loan B, 5.0%, 3/7/2017	7,457,315	7,429,350
PolyOne Corp., Term Loan, 5.0%, 12/20/2017	2,000,000	2,010,500
Reynolds Group Holdings, Inc.:
Term Loan B, 6.5%, 2/9/2018	16,690,969	16,882,915
Term Loan C, 6.5%, 8/9/2018	2,368,308	2,398,409
Styron SARL LLC, Term Loan B, 6.0%, 8/2/2017	9,912,406	8,995,508
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	6,934,962	6,896,751
Vantage Specialty Chemicals, Inc., Term Loan B, 7.0%, 2/10/2020	4,000,000	3,972,520
WireCo WolrldGroup, Inc., Term Loan, 5.0%, 2/10/2014	730,386	719,431

		145,814,370
Telecommunication Services 2.9%
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	14,326,860	13,306,071
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019	2,500,000	2,493,638
Genesys Telecom Holdings U.S., Inc., Term Loan B, 6.5%, 1/31/2019	2,500,000	2,518,437
Global Tel*Link Corp., Term Loan B, 7.0%, 12/14/2017	3,000,000	2,997,195
Intelsat (Bermuda) Ltd., Term Loan, 2.746%, 2/1/2014	2,000,000	1,970,000
Intelsat Jackson Holdings Ltd., Term Loan, 3.254%, 2/3/2014	18,354,454	17,979,748
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018	2,977,481	2,966,316
Mobilitie Investments II LLC, Term Loan B, 5.5%, 6/15/2017	5,472,500	5,438,324
Securus Technologies Holdings, Inc., Term Loan, 5.25%, 5/31/2017	2,064,625	2,045,279
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	7,130,336	7,018,247

		58,733,255
Utilities 2.2%
Calpine Corp., Term Loan, 4.5%, 4/2/2018	4,000,000	3,977,140
Equipower Resources Holdings LLC, Term Loan B, 5.75%, 1/26/2018	11,482,867	10,851,310
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	20,346,154	20,142,692
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	6,513,920	6,123,085
Texas Competitive Electric Holdings Co., LLC:
Term Loan, 3.757%, 10/10/2014	1,922,778	1,178,105
Term Loan, 4.757%, 10/10/2017	4,882,111	2,740,085

		45,012,417

Total Loan Participations and Assignments (Cost $1,831,021,721)		1,809,997,901
Corporate Bonds 5.0%
Consumer Discretionary 1.2%
Avis Budget Car Rental LLC, 3.003% ***, 5/15/2014	21,219,000	20,582,430
Travelport LLC, 5.152% ***, 9/1/2014	6,000,000	3,075,000

		23,657,430
Financials 1.5%
Ally Financial, Inc., 2.727% ***, 12/1/2014	15,000,000	14,038,980
Hexion U.S. Finance Corp., 5.003% ***, 11/15/2014	19,000,000	17,432,500

		31,471,480
Industrials 1.1%
ARAMARK Corp., 4.047% ***, 2/1/2015	9,000,000	8,966,250
Continental Airlines, Inc., "B", Series 2006-1, 3.654% ***, 6/2/2013	2,371,644	2,303,812
JetBlue Airways Spare Parts Pass Through Trust, Series B-1, 144A, 3.456% ***, 1/2/2014	6,000,000	5,700,000
KAR Auction Services, Inc., 4.547% ***, 5/1/2014	5,463,000	5,435,685

		22,405,747
Information Technology 0.1%
Freescale Semiconductor, Inc., 4.421% ***, 12/15/2014	2,000,000	1,990,000
Materials 1.1%
Berry Plastics Corp., 5.322% ***, 2/15/2015	16,941,000	17,004,529
Lyondell Chemical Co., 11.0%, 5/1/2018	133,765	146,640
Noranda Aluminum Acquisition Corp., 4.659% ***, 5/15/2015 (PIK)	5,000,000	4,812,500

		21,963,669

Total Corporate Bonds (Cost $105,004,204)		101,488,326
Asset-Backed 0.4%
Miscellaneous
Fairway Loan Funding Co., "B2L", Series 2006-1A, 4.367% ***, 10/17/2018	7,000,000	5,397,630
NYLIM Flatiron CLO Ltd., "D", Series 2005-1A, 144A, 2.313% ***, 8/10/2017	3,000,000	2,344,050

Total Asset-Backed (Cost $8,467,500)		7,741,680

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary
Buffets Restaurants Holdings, Inc.*	14,489	7,244
SuperMedia, Inc.*	1,793	5,110

Total Common Stocks (Cost $62,755)		12,354
Cash Equivalents 2.9%
Central Cash Management Fund, 0.1% (a) (Cost $58,274,068)	58,274,068	58,274,068

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,002,830,248)†	97.6	1,977,514,329
Other Assets and Liabilities, Net	2.4	49,459,921

Net Assets	100.0	2,026,974,250

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2014	2,926,729	USD	2,521,071	1,179,837
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/20/2014	630,479	USD	543,553	254,162
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	987,500	USD	964,047	646,403
					4,028,671	2,080,402

*	Non-income producing security. In the case of a senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of February 29, 2012.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2012.

†
The cost for federal income tax purposes was $2,003,037,502.  At February 29, 2012, net unrealized depreciation for all securities based on tax cost was $25,523,173.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,904,529 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,427,702.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
Prime: Interest rate charged by banks to their most creditworthy customers.

At February 29, 2012, the Fund had unfunded loan commitments of $2,000,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Delta Air Lines, Inc., Term Loan, 3/28/2013	2,000,000	1,941,000	(59,000)

At February 29, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2012	486	60,526,963	(1,013,370)
2 Year U.S. Treasury Note	USD	6/29/2012	101	22,243,672	(4,936)
Federal Republic of Germany Euro-Bund	EUR	3/8/2012	125	23,296,922	654,248
Federal Republic of Germany Euro-Schatz	EUR	3/8/2012	506	74,438,929	20,880
United Kingdom Long Gilt Bond	GBP	6/27/2012	458	83,814,565	541,010
Total net unrealized appreciation					197,832

At February 29, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	6/20/2012	665	89,112,487	(580,485)
10 Year Japanese Government Bond	JPY	3/9/2012	16	28,093,000	(23,860)
10 Year U.S. Treasury Note	USD	6/20/2012	591	77,393,297	(116,612)
Total net unrealized depreciation					(720,957)

As of February 29, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	48,165,846	CHF	44,380,000	3/21/2012	1,029,260	UBS AG
USD	48,194,868	AUD	45,440,000	3/21/2012	657,942	UBS AG
USD	21,772,874	SEK	146,160,000	3/21/2012	404,577	UBS AG
USD	552,204	NOK	3,130,000	3/21/2012	8,808	UBS AG
Total unrealized appreciation					2,100,587

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	29,220,416	JPY	2,320,420,000	3/21/2012	(609,427)	UBS AG
NOK	93,000,000	USD	16,170,538	3/21/2012	(498,485)	UBS AG
EUR	47,560,000	USD	62,288,821	3/21/2012	(1,251,249)	UBS AG
NZD	26,650,000	USD	22,236,890	3/21/2012	(109,195)	UBS AG
GBP	7,230,000	USD	11,340,378	3/21/2012	(190,320)	UBS AG
CAD	36,180,000	USD	36,148,954	3/21/2012	(501,083)	UBS AG
Total unrealized depreciation					(3,159,759)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(b)
Loan Participations and Assignments	$—	$1,809,997,901	$—	$1,809,997,901
Corporate Bonds	—	101,488,326	—	101,488,326
Asset-Backed	—	7,741,680	—	7,741,680
Common Stocks	5,110	7,244	—	12,354
Short-Term Investments	58,274,068	—	—	58,274,068
Derivatives(c)	1,216,138	2,100,587	—	3,316,725
Total	$59,495,316	$1,921,335,738	$—	$1,980,831,054
Liabilities
Unfunded Loan Commitments	$—	$(59,000)	$—	$(59,000)
Derivatives(c)	(1,739,263)	(3,159,759)	—	(4,899,022)
Total	$(1,739,263)	$(3,218,759)	$—	$(4,958,022)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$(1,059,172)
Interest Rate Contracts	$(523,125)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012